Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of March 31, 2024 and December 31, 2023:

	March 31,	December 31,
	2024	2023

L&F milestone payment liability	$-	$500,000
Payroll accrual	668,803	668,803
Other accrued expenses	51,969	41,969
Bonus accrual	726,937	536,500
Registration delay liability [1]	7,261	7,261
Total accrued expenses and other current liabilities	$1,454,970	$1,754,533

[1]	See Note 7 – Stockholders’ Permanent and Temporary Equity for details of the registration delay liability.

As of December 31, 2023 and 2022, accrued expenses and other current liabilities consisted of the following:

	For the Years Ended
	December 31,
	2023	2022
L&F milestone payment liability	$500,000	$1,500,000
L&F Note [1]	-	(351,579)

L&F, net	500,000	1,148,421
Payroll accrual	668,803	584,226
Other accrued expenses	41,969	214,229
Federal income tax payable	-	106,683
Bonus accrual	536,500	-
Registration delay liability [2]	7,261	-
Total accrued expenses and other current liabilities	$1,754,533	$2,053,559

[1]	See Note 5 – “Note Receivable” and Note 8 – “Commitments and Contingencies” for details of the forgiveness of the L&F Note.

[2]	See Note 9 – “Stockholders’ Permanent and Temporary Equity – Effectiveness Failure” for details of the registration delay liability.